UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8544

FPA FUNDS TRUST
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE. 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

Copy to:

J. RICHARD ATWOOD, PRESIDENT FPA FUNDS TRUST 11601 WILSHIRE BLVD., STE. 1200 LOS ANGELES, CALIFORNIA 90025		MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET, STE. 1600 SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1.           Schedule of Investments.

FPA CRESCENT FUND

Portfolio of investments

September 30, 2015

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
Infrastructure Software — 7.7%
Microsoft Corp.	14,663,330	$648,998,986
Oracle Corp.	20,521,170	741,224,660
		$1,390,223,646
Aircraft & Parts — 5.0%
Esterline Technologies Corp.*	2,636,450	189,534,390
Meggitt plc (Britain)	36,166,277	260,531,476
United Technologies Corp.	5,222,610	464,760,064
		$914,825,930
Diversified Banks — 4.1%
Bank of America Corp.	17,495,590	272,581,292
Citigroup, Inc.	9,672,130	479,834,369
		$752,415,661
Insurance Brokers — 3.2%
Aon plc (Britain)	6,626,820	$587,202,520

Base Metals — 2.5%
Alcoa, Inc.	41,447,242	400,380,358
MMC Norilsk Nickel PJSC (ADR) (Russia)	4,377,920	62,910,710
		$463,291,068
P&C Insurance — 2.5%
American International Group, Inc.	7,968,850	$452,790,057

Communications Equipment — 2.4%
ARRIS Group, Inc.*	1,893,250	49,167,703
Cisco Systems, Inc.	14,460,230	379,581,037
		$428,748,740
Advertising & Marketing — 2.3%
Interpublic Group of Cos., Inc. (The)	8,986,600	171,913,658
WPP plc (Britain)	11,568,440	240,277,077
		$412,190,735
Entertainment Content — 2.2%
Naspers Ltd. (N Shares) (South Africa)	3,268,832	$408,214,222

Electrical Components — 2.1%
TE Connectivity, Ltd. (Switzerland)	6,486,520	$388,477,683

Internet Media — 2.1%
Google, Inc. (Class A)*	220,277	140,618,229
Google, Inc. (Class C)*	220,881	134,388,418
Yahoo!, Inc.*	3,412,700	98,661,157
		$373,667,804
Semiconductor Devices — 2.0%
Analog Devices, Inc.	3,694,590	208,411,822
QUALCOMM, Inc.	2,726,990	146,521,173
		$354,932,995

See notes to financial statements.

Beverages — 1.7%
Anheuser-Busch InBev NV (ADR) (Belgium)	1,143,767	121,605,307
Carlsberg A/S (B Shares) (Denmark)	2,432,577	186,705,162
		$308,310,469
Household Products — 1.6%
Henkel AG & Co. KGaA (Germany)	1,279,421	112,854,558
Unilever NV (CVA) (Britain)	4,305,200	172,653,464
		$285,508,022
Exploration & Production — 1.5%
Canadian Natural Resources Ltd. (Canada)	3,450,940	67,120,783
Occidental Petroleum Corp.	3,102,700	205,243,605
		$272,364,388
Electrical Power Equipment — 1.5%
General Electric Co.	10,630,330	$268,096,923

Food & Drug Stores — 1.4%
CVS Health Corp.	507,110	48,925,973
Jardine Strategic Holdings Ltd. (Hong Kong)	1,978,800	53,110,992
Walgreens Boots Alliance, Inc.	1,815,710	150,885,501
		$252,922,466
Life Science Equipment — 1.2%
Thermo Fisher Scientific, Inc.	1,774,700	$217,010,316

Investment Companies — 1.1%
Groupe Bruxelles Lambert SA (Belgium)	2,670,661	$201,164,619

Commercial Finance — 1.1%
CIT Group, Inc.	4,854,210	$194,314,026

Containers & Packaging — 1.0%
Owens-Illinois, Inc.*	8,528,960	$176,720,051

Integrated Oils — 0.8%
Gazprom OAO (ADR) (Russia)	12,690,400	51,015,408
Lukoil PJSC (ADR) (Russia)	1,455,100	49,415,196
Rosneft OAO (GDR) (Russia)	5,711,200	21,074,328
Surgutneftegas OAO (Preference Shares) (Russia)	39,322,900	23,775,517
		$145,280,449
Reinsurance — 0.7%
Alleghany Corp.*	269,755	$126,275,013

Health Care Supply Chain — 0.6%
Express Scripts Holding Co.*	1,329,620	$107,646,035

Packaged Food — 0.6%
Orkla ASA (Norway)	13,738,762	$101,831,965

See notes to financial statements.

Marine Shipping — 0.4%
Sound Holding FP (Luxembourg)††	1,146,250	$67,556,044

Casinos & Gaming — 0.3%
Genting Malaysia Bhd (Malaysia)	67,555,200	$63,778,441

Automotive Retailers — 0.3%
Jardine Matheson Holdings, Ltd. (Hong Kong)	1,210,610	$57,201,323

Construction & Mining Machinery — 0.3%
Joy Global, Inc.	3,407,420	$50,872,781

Consumer Finance — 0.3%
American Express Co.	642,400	$47,621,112

Telecom Carriers — 0.2%
Vodafone Group plc (ADR) (Britain)	1,163,099	$36,916,762

Oil & Gas Services & Equipment — 0.2%
Bennu Oil & Gas LLC-A††	511,472	767,208
Bennu Oil & Gas LLC-B††	72,957	—
Halliburton Co.	1,012,740	35,800,359
		$36,567,567
Banks — 0.1%
Sberbank of Russia (ADR) (Russia)	4,973,978	$24,549,068

OTHER COMMON STOCKS — 3.0%		$551,417,847

TOTAL COMMON STOCKS — 58.0% (Cost $9,272,560,877)		$10,520,906,748

LIMITED PARTNERSHIPS — 0.3% (Cost $40,945,908)
U.S. Farming Realty Trust II, L.P.††	120,000	12,539,436
U.S. Farming Realty Trust, L.P.††	350,000	39,851,980

		$52,391,416

PREFERRED STOCK
Diversified Banks — 0.1%
Sberbank of Russia (Preference Shares) (Russia)	20,391,200	$18,118,922

See notes to financial statements.

	Principal Amount	Fair Value
BONDS & DEBENTURES

Residential Mortgage-backed Securities — 0.0%
Agency Pool Fixed Rate — 0.0%
Federal National Mortgage Association 323282 — 7.50% 7/1/2028	23,140	26,123

Asset-backed Securities — 0.4%
RELP 10 — 9.50% 11/20/2017††	$6,450,869	$6,450,869
RELP 11 — 10.75% 8/5/2018††	15,782,311	15,782,311
RELP 4 — 9.00% 12/20/2015††	4,189,885	4,189,885
RELP 5 — 9.50% 6/30/2016††	10,067,465	10,067,465
RELP 6 — 9.03% 8/18/2016††	20,753,790	20,753,790
RELP 7 — 11.25% 8/7/2017††	4,366,796	4,366,796
RELP 8 — 10.00% 10/17/2017††	5,034,431	5,034,431
RELP 9 — 9.00% 7/30/2017††	4,265,686	4,265,686
		$70,911,233
Other — 1.2%
Ship Loan Participation — 7.80% 12/24/2019††	66,256,680	66,256,680
Stanwich Mortgage Loan Trust Series
2011-2 A — 0.995% 9/15/2050**††	9,581,972	5,128,310
2012-4 A — 1.289% 6/15/2051**††	11,611,262	5,341,180
2012-2 A — 1.891% 3/15/2047**††	8,407,090	3,573,013
2010-2 A — 1.987% 2/28/2057**††	12,308,063	6,205,725
2010-4 A — 4.501% 8/31/2049**††	8,909,526	4,499,311
2009-2 A — 5.402% 2/15/2049**††	1,900,416	849,866
2011-1 A — 5.542% 8/15/2050**††	15,343,913	8,092,825
2010-3 A — 6.382% 7/31/2038**††	7,144,737	3,574,512
2010-1 A — 12.836% 9/30/2047**††	1,801,134	911,014
Sunset Mortgage Loan Co. LLC 2014-NPL1 A — 3.228% 8/16/2044**	120,649,699	120,327,890
		$224,760,326

TOTAL ASSET-BACKED SECURITIES — 1.6% (Cost $295,218,432)		$295,671,559

Corporate Bonds & Notes — 2.2%
Basic Materials — 0.3%
Glencore Funding LLC
— 3.125% 4/29/2019**	23,500,000	19,740,000
— 4.625% 4/29/2024**	13,400,000	10,447,980
— 2.875% 4/16/2020**	2,700,000	2,011,500
Glencore Canada Corp. — 5.50% 6/15/2017	2,400,000	2,217,533
Glencore Finance Canada Ltd.
— 4.95% 11/15/2021**	6,472,000	5,290,860
— 6.00% 11/15/2041**	11,393,000	7,633,310
— 5.55% 10/25/2042**	10,600,000	7,734,820
— 4.25% 10/25/2022**	13,300,000	10,174,500
		$65,250,503
Consumer, Cyclical — 0.5%
Navistar International Corp. — 8.25% 11/1/2021	110,695,000	88,976,641

See notes to financial statements.

Energy — 0.6%
California Resources Corp.
— 5.00% 1/15/2020	9,451,000	6,077,938
— 5.50% 9/15/2021	39,112,000	23,662,760
— 6.00% 11/15/2024	9,451,000	5,670,600
CONSOL Energy, Inc.
— 5.875% 4/15/2022	83,537,000	56,387,475
— 8.00% 4/1/2023**	$14,946,000	$10,723,755
		$102,522,528
Financial — 0.4%
iStar Financial, Inc.
— 5.85% 3/15/2017	4,964,000	4,982,615
— 5.875% 3/15/2016	18,836,000	18,930,180
Springleaf Finance Corp.
— 5.75% 9/15/2016	5,216,000	5,320,320
— 6.50% 9/15/2017	8,980,000	9,339,200
— 6.90% 12/15/2017	15,366,000	16,057,470
Walter Investment Management Corp. — 7.875% 12/15/2021	26,235,000	22,693,275
		$77,323,060
Industrial — 0.4%
Bombardier, Inc.
— 7.75% 3/15/2020**	28,058,000	23,849,300
— 4.75% 4/15/2019**	4,893,000	3,951,097
— 5.75% 3/15/2022**	8,800,000	6,468,000
— 6.125% 1/15/2023**	13,134,000	9,653,490
— 6.00% 10/15/2022**	3,870,000	2,863,800
— 7.50% 3/15/2025**	25,700,000	19,339,250
		$66,124,937
TOTAL CORPORATE BONDS & NOTES (Cost $398,490,188)		$400,197,669

Foreign Government — 0.1%
Kamsarmax Shipping — 11.00% 9/4/2018††	18,800,000	18,800,000

Corporate Bank Debt — 0.0%
ATP Oil & Gas Corporation — 4.50% 3/1/2025††*	14,213,919	142,139

Convertible Bonds — 0.3%
Navistar International Corp.
— 4.50% 10/15/2018††	22,938,000	17,977,658
— 4.75% 4/15/2019	34,244,000	23,799,580
Walter Investment Management Corp. — 4.50% 11/1/2019	25,192,000	18,075,260

TOTAL CONVERTIBLE BONDS (Cost $63,284,776)		$59,852,498

U.S. Treasuries — 36.3%
U.S. Treasury Bonds — 9.25% 2/15/2016	315,000,000	325,594,332
U.S. Treasury Notes
— 0.25% 10/15/2015	325,000,000	325,012,707
— 0.25% 11/30/2015	25,000,000	25,007,813

See notes to financial statements.

	Shares or Principal Amount	Fair Value
BONDS & DEBENTURES (Continued)
— 0.25% 12/15/2015	200,000,000	200,070,320
— 0.25% 4/15/2016	250,000,000	250,075,675
— 0.25% 5/15/2016	275,000,000	275,021,478
— 0.375% 1/15/2016	115,000,000	115,099,395
— 0.375% 3/15/2016	325,000,000	325,333,255
— 0.375% 10/31/2016	185,000,000	184,971,103
— 0.50% 6/15/2016	300,000,000	300,536,130
— 0.50% 6/30/2016	$160,000,000	$160,293,744
— 0.50% 8/31/2016	250,000,000	250,292,975
— 0.625% 7/15/2016	300,000,000	300,750,000
— 0.625% 8/15/2016	300,000,000	300,714,840
— 0.625% 10/15/2016	200,000,000	200,472,660
— 0.625% 11/15/2016	275,000,000	275,631,098
— 0.875% 9/15/2016	200,000,000	200,933,600
— 0.875% 11/30/2016	275,000,000	276,393,810
— 1.00% 9/30/2016	300,000,000	301,788,570
— 1.25% 10/31/2015	355,000,000	355,329,333
— 1.50% 6/30/2016	100,000,000	100,916,020
— 1.50% 7/31/2016	275,000,000	277,638,542
— 1.75% 5/31/2016	245,000,000	247,450,000
— 2.00% 1/31/2016	245,000,000	246,550,385
— 2.125% 2/29/2016	195,000,000	196,605,318
— 2.375% 3/31/2016	305,000,000	308,300,191
— 2.625% 4/30/2016	250,000,000	253,480,225

TOTAL U.S. TREASURIES (Cost $6,617,070,860)		$6,580,263,519

TOTAL BONDS & DEBENTURES — 40.5% (Cost $7,405,672,658)		$7,354,953,507

Put Options Purchased — 0.2%
JPY Put-Strike $95;expires 03/24/22;$194,350,000*(Barclays Capital Counterparty)	194,350,000	27,924,208

TOTAL INVESTMENT SECURITIES — 99.1% (Cost $16,767,034,525)		$17,974,294,801

Short-term Investments — 0.8%
Exxon Mobil Corporation — 0.16% 10/7/2015	50,000,000	49,998,667
State Street Bank Repurchase Agreement — 0.00% 10/1/2015
(Dated 09/30/2015, repurchase price of $80,881,000, collateralized by $79,730,000 principal amount U.S. Treasury Note - 2.125% 2021, fair value $82,502,372)	80,881,000	80,881,000
TOTAL SHORT-TERM INVESTMENTS (Cost $130,879,667)		$130,879,667

See notes to financial statements.

TOTAL INVESTMENTS — 99.9% (Cost $16,897,914,192)		$18,105,174,468

SECURITIES SOLD SHORT
Common Stocks Sold Short — (3.1)%
Alibaba Group Holding Ltd. ADR — 0.00% 0/0/0*	(1,347,700)	(79,473,869)
Care Capital Properties, Inc. — 0.00% 0/0/0	(15,450)	(508,769)
Pennsylvania Real Estate Investment Trust — 0.00% 0/0/0	(600,700)	(11,911,881)
Pitney Bowes, Inc. — 0.00% 0/0/0	(401,000)	(7,959,850)
Tencent Holdings, Ltd. — 0.00% 0/0/0	(25,002,000)	(417,127,451)
Ventas, Inc. — 0.00% 0/0/0	(61,800)	(3,464,508)
WW Grainger, Inc. — 0.00% 0/0/0	(96,049)	(20,651,495)
Yahoo Japan Corp. — 0.00% 0/0/0	(7,121,600)	(26,951,247)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $607,692,246)		$(568,049,070)
Other Assets And Liabilities, net — 3.2%		588,751,219
NET ASSETS — 100.0% — NOTE 2		$18,125,876,617

*Non-income producing security.

††These securities have been valued in good faith under policies adopted by authority of the Board of Trustees in accordance with the Fund’s fair value procedures. These securities constituted 1.83% of total net assets at September 30, 2015.

**Restricted securities. These restricted securities constituted 1.65% of total net assets at September 30, 2015, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.

As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The following table presents the valuation levels of the Fund’s investments as of September 30, 2015:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Infrastructure Software	$1,390,223,646	$—	$—	$1,390,223,646
Aircraft & Parts	914,825,930	—	—	914,825,930
Diversified Banks	752,415,661	—	—	752,415,661
Insurance Brokers	587,202,520	—	—	587,202,520
Base Metals	463,291,068	—	—	463,291,068
P&C Insurance	452,790,057	—	—	452,790,057
Communications Equipment	428,748,740	—	—	428,748,740
Advertising & Marketing	412,190,735	—	—	412,190,735
Entertainment Content	408,214,222	—	—	408,214,222
Electrical Components	388,477,683	—	—	388,477,683
Internet Media	373,667,804	—	—	373,667,804
Semiconductor Devices	354,932,995	—	—	354,932,995
Beverages	308,310,469	—	—	308,310,469
Household Products	285,508,022	—	—	285,508,022
Exploration & Production	272,364,388	—	—	272,364,388
Electrical Power Equipment	268,096,923	—	—	268,096,923
Food & Drug Stores	252,922,466	—	—	252,922,466
Life Science Equipment	217,010,316	—	—	217,010,316
Investment Companies	201,164,619	—	—	201,164,619
Commercial Finance	194,314,026	—	—	194,314,026
Containers & Packaging	176,720,051	—	—	176,720,051
Integrated Oils	145,280,449	—	—	145,280,449
Reinsurance	126,275,013	—	—	126,275,013
Health Care Supply Chain	107,646,035	—	—	107,646,035
Packaged Food	101,831,965	—	—	101,831,965
Marine Shipping	—	—	67,556,044	67,556,044
Casinos & Gaming	63,778,441	—	—	63,778,441
Automotive Retailers	57,201,323	—	—	57,201,323
Construction & Mining Machinery	50,872,781	—	—	50,872,781
Consumer Finance	47,621,112	—	—	47,621,112
Telecom Carriers	36,916,762	—	—	36,916,762
Oil & Gas Services & Equipment	35,800,359	—	767,208	36,567,567
Banks	24,549,068	—	—	24,549,068
Other Common Stocks	551,417,847	—	—	551,417,847
Limited Partnerships	—	—	52,391,416	52,391,416
Preferred Stock
Diversified Banks	18,118,922	—	—	18,118,922
Residential Mortgage-Backed Securities
Agency Pool Fixed Rate	—	26,123	—	26,123
Asset-backed Securities	—	—	70,911,233	70,911,233
Other	—	120,327,890	104,432,436	224,760,326
Corporate Bonds & Notes	—	400,197,669	—	400,197,669
Foreign Government	—	—	18,800,000	18,800,000
Corporate Bank Debt	—	—	142,139	142,139
Convertible Bonds	—	41,874,840	17,977,658	59,852,498
U.S. Treasuries	—	6,580,263,519	—	6,580,263,519
Short-term Investments	—	130,879,667	—	130,879,667
	$10,470,702,418	$7,273,569,708	$332,978,134	$18,077,250,260
Currency Options (currency Risk)	$—	$27,924,208	$—	$27,924,208
Forward Foreign Currency Contracts (currency risk)
Receivable	—	265,864	—	265,864
	$—	$28,190,072	$—	$28,190,072
Common Stock Sold Short	$(568,049,070)	$—	$—	$(568,049,070)

See notes to financial statements.

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2015:

Investment	Beginning Value at December 31, 2014	Net Realized and Unrealized Gains (Losses)*		Purchases	(Sales)	Gross Transfers In(Out)	Ending Value at September 30, 2015	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at September 30, 2015
Common Stocks— Long	$60,568,815	$(6,600,139)		$14,354,577	$—	$—	$68,323,252	$(6,600,139)

Limited Partnerships	121,653,263	4,397,852		1,909,954	(75,569,653)	—	52,391,416	(10,188,315)

Asset-Backed Securities	78,116,888	—	**	34,257,561	(41,463,216)	—	70,911,233	— **

Other Bonds	119,588,499	3,175,386		—	(18,331,449)	—	104,432,436	(184,554)

Foreign Government	—	—		18,800,000	—	—	18,800,000	—

Corporate Bank Debt	137,397	(469,478)		474,220	—	—	142,139	(469,478)

Convertible Bonds	—	—		17,977,658	—	—	17,977,658	—
	$380,064,862	$503,621		$87,773,970	$(135,364,318)	$—	$332,978,134	$(17,442,486)

*   Net realized and unrealized gains (losses) are included in the related amounts in the statement of operations.

** Rounds to less than $1.

Level 3 Valuation Process:  Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Trustees.  The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any.  However, there are generally no observable trade activities in these securities.  The Adviser reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted.  The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used.  When appropriate, the Adviser will recommend changes to the procedures and process employed.  The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were no transfers between Levels 1, 2, or 3 during the period ended September 30, 2015. The transfers out are a result of our pricing vendor commencing coverage and pricing of the securities during the period and a change in observable inputs.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of September 30, 2015:

Financial Assets	Fair Value at September 30, 2015	Valuation Technique(s)	Unobservable Inputs	Price/Range
Common Stocks- Long	$67,556,044
	$767,208
Limited Partnerships	$12,539,436
	$39,851,980
Asset-Backed Securities	$70,911,233
Other Bonds and Debentures	$104,432,436
Foreign Government	$18,800,000
Corporate Bank Debt	$142,139
Convertible Bonds	$17,977,658

*

The NAV provided by the administrator of the LLC is reported at depreciated cost. To adjust to fair value, the Fund obtains independent appraisals of the underlying collateral and adjusts the NAV based on the difference between the two values.

**	The Third-Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.
***

No adjustments were made to the NAV provided by the administrator of the Limited Partnerships. Adjustments to the NAV would be considered if the practical expedient NAV was not as of Fund’s measurement date; it was probable that the Limited Partnerships would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Fund’s valuation procedures that the Limited Partnerships are not being reported at fair value.

****

The significant unobservable inputs used in the fair value measurement of the Fund’s Private Investment shares are based on its most recent funding. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of this investment would be lower.

*****

The Pricing Model technique for Level 3 securities involves preparing a proprietary broker price opinion (BPO) model using valuation information provided by the loan servicer based on local market resources and sales trends published by the National Association of Realtors, and a broker, and then applying an appropriate discount to that valuation. The discount reflects market conditions such as lack of liquidity of the investment, the costs associated with foreclosure and liquidation, the historical performance of the loan pool and the characteristics of the remaining loans including whether or not the loans are performing.

Forward foreign currency contracts:  Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price.  The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging.  The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.  Forward foreign currency contracts are valued daily at the foreign exchange rates as of the close of the New York Stock Exchange.

At September 30, 2015 the Fund, held forward foreign currency contracts, which are considered derivative instruments, each of whose counterparty is Barclays Capital, as follows:

Foreign Currency	Local Contract	Settlement	Valuation at	Unrealized
Sold	Amount	Date	September 30, 2015	Appreciation/
EUR	118,300,000	12/23/2015	$132,643,284	$265,864

NOTE 2 — Federal Income Tax

The cost of investment securities held at September 30, 2015 (excluding short-term investments), was $16,771,692,917 for federal income tax purposes.  Net Unrealized appreciation consists of:

Gross unrealized appreciation:	$1,890,869,175
Gross unrealized depreciation:	(688,267,291)
Net unrealized appreciation:	$1,202,601,884

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST

By:	/s/ J. Richard Atwood
J. Richard Atwood
President (principal executive officer)

Date:	November 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood
J. Richard Atwood
President (principal executive officer)

Date:	November 30, 2015

By:	/s/ E. Lake Setzler III
E. Lake Setzler III
Treasurer (principal financial officer)

Date:	November 30, 2015